Investment Risks - Women in Leadership U.S. Equity Portfolio	Oct. 31, 2024
Equity Portfolios - Advisor Classes | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Equity Portfolios - Advisor Classes | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Portfolios - Advisor Classes | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Equity Portfolios - Advisor Classes | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Equity Portfolios - Advisor Classes | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Equity Portfolios - Advisor Classes | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Equity Portfolios - Advisor Classes | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. In addition, in connection with the Fund’s reposition on
September 2, 2025, shareholders should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Equity Portfolios - Institutional Classes | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Equity Portfolios - Institutional Classes | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Portfolios - Institutional Classes | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Equity Portfolios - Institutional Classes | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Equity Portfolios - Institutional Classes | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Equity Portfolios - Institutional Classes | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Equity Portfolios - Institutional Classes | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. In addition, in connection with the Fund’s reposition on
September 2, 2025, shareholders should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.